Mar. 27, 2017
PACE® High Yield Investments
PACE® High Yield Investments

PACE® Select Advisors Trust

March 27, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® High Yield Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and the investment advisory arrangements for PACE High Yield Investments (the "fund"), a series of the Trust. At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has recently approved a proposal to permit the fund to allocate a portion of its portfolio to certain instruments, including exchange-traded funds, that derive their value from high yield fixed income securities, effective on or about March 27, 2017. Nomura Corporate Research and Asset Management Inc. and Nomura Asset Management Singapore Limited continue to serve as the fund's subadvisor and sub-manager, respectively. The supplement also updates certain information regarding the fund's investments in derivative instruments.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE High Yield Investments

The section captioned "Principal strategies" and sub-captioned "Principal investments" on page 33 of the Multi-Class Prospectus and beginning on page 31 of the Class P Prospectus is revised by inserting the following as the third paragraph of that section:

The fund may also invest in other instruments, including exchange-traded funds ("ETFs"), that derive their value from such high yield fixed income securities.

The same section of each Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include options, futures, currency forward and futures agreements and swap agreements. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used to enhance returns; in place of direct investments; and to obtain or adjust exposure to certain markets. Futures on indices and interest rate swaps may also be used to adjust the fund's portfolio duration.

The section captioned "Principal risks" beginning on page 34 of the Multi-Class Prospectus and page 32 of the Class P Prospectus is revised by inserting the following as the last paragraph of that section:

Investment company risk: Investments in investment companies, including ETFs, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads which are in addition to the fund's direct fees and expenses.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.